Business Acquisitions (Details) - Schedule of Final Purchase Price Allocation - USD ($)			9 Months Ended	12 Months Ended
	May 18, 2022	Jan. 14, 2022	Sep. 30, 2023	Jan. 31, 2021
Kauai Veterinary Clinic [Member]
Consideration:
Cash				$ 1,505,000
Acquisition costs included in general and administrative				37,495
Recognized amounts of identifiable assets acquired
Furniture, fixtures & equipment				81,654
Goodwill				1,256,046
Total				1,505,000
Kauai Veterinary Clinic [Member] | Trade Names [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)				41,300
Tradename – trademarks (5-year life)				41,300
Client list (5-year life)				41,300
Kauai Veterinary Clinic [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)				126,000
Total identifiable net assets assumed				248,954
Tradename – trademarks (5-year life)				126,000
Client list (5-year life)				126,000
Chiefland Animal Hospital [Member]
Consideration:
Cash				564,500
Acquisition costs included in general and administrative				34,979
Recognized amounts of identifiable assets acquired
Buildings				159,350
Land				131,831
Furniture, fixtures & equipment				11,995
Goodwill				184,124
Total				564,500
Chiefland Animal Hospital [Member] | Trade Names [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)				17,200
Tradename – trademarks (5-year life)				17,200
Client list (5-year life)				17,200
Chiefland Animal Hospital [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)				60,000
Total identifiable net assets assumed				380,376
Tradename – trademarks (5-year life)				60,000
Client list (5-year life)				60,000
Pets & Friends Animal Hospital [Member]
Consideration:
Cash				630,000
Acquisition costs included in general and administrative				55,831
Recognized amounts of identifiable assets acquired
Inventory				41,000
Buildings				181,999
Land				82,142
Furniture, fixtures & equipment				121,486
Goodwill				170,673
Total				630,000
Pets & Friends Animal Hospital [Member] | Trade Names [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)				27,400
Total identifiable net assets assumed				459,327
Tradename – trademarks (5-year life)				27,400
Client list (5-year life)				27,400
Pets & Friends Animal Hospital [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)				5,300
Tradename – trademarks (5-year life)				5,300
Client list (5-year life)				5,300
Advanced Veterinary Care of Pasco [Member]
Consideration:
Acquisition costs included in general and administrative			$ 25,315	25,315
Recognized amounts of identifiable assets acquired
Inventory			35,000	35,000
Furniture, fixtures & equipment			144,904	144,904
Non-compete agreement (2-year life)				157,000
Total identifiable net assets assumed				460,004
Tradename – trademarks (5-year life)				157,000
Client list (5-year life)				157,000
Goodwill			553,996	553,996
Total			1,014,000	1,014,000
Consideration:
Cash paid prior to the time of closing		$ 1,014,000	1,014,000	850,000
Notes Payable			164,000	164,000
Advanced Veterinary Care of Pasco [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			157,000
Total identifiable net assets assumed			460,004
Tradename – trademarks (5-year life)			157,000
Client list (5-year life)			157,000
Advanced Veterinary Care of Pasco [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			25,500	25,500
Tradename – trademarks (5-year life)			25,500	25,500
Client list (5-year life)			25,500	25,500
Advanced Veterinary Care of Pasco [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			97,600	97,600
Tradename – trademarks (5-year life)			97,600	97,600
Client list (5-year life)			97,600	97,600
Lytle Veterinary Clinic [Member]
Consideration:
Acquisition costs included in general and administrative			43,605	43,605
Recognized amounts of identifiable assets acquired
Inventory			28,894	28,894
Buildings			660,000	660,000
Land			120,000	120,000
Furniture, fixtures & equipment			22,991	22,991
Goodwill			431,084	431,084
Total			1,442,469	1,442,469
Consideration:
Cash paid prior to the time of closing				1,342,469
Notes Payable			100,000	100,000
Lytle Veterinary Clinic [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			116,000	116,000
Total identifiable net assets assumed			1,011,385	1,011,385
Tradename – trademarks (5-year life)			116,000	116,000
Client list (5-year life)			116,000	116,000
Lytle Veterinary Clinic [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			23,200	23,200
Tradename – trademarks (5-year life)			23,200	23,200
Client list (5-year life)			23,200	23,200
Lytle Veterinary Clinic [Member] | Trademarks and Trade Names [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			40,300	40,300
Tradename – trademarks (5-year life)			40,300	40,300
Client list (5-year life)			40,300	40,300
Southern Kern Veterinary Clinic [Member]
Consideration:
Acquisition costs included in general and administrative			34,812	34,812
Recognized amounts of identifiable assets acquired
Inventory			25,000	25,000
Buildings			425,156	425,156
Land			74,844	74,844
Furniture, fixtures & equipment			176,862	176,862
Goodwill			952,738	952,738
Total			2,000,000	2,000,000
Consideration:
Cash paid prior to the time of closing				2,000,000
Southern Kern Veterinary Clinic [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			249,000	249,000
Total identifiable net assets assumed			1,047,262	1,047,262
Tradename – trademarks (5-year life)			249,000	249,000
Client list (5-year life)			249,000	249,000
Southern Kern Veterinary Clinic [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			38,600	38,600
Tradename – trademarks (5-year life)			38,600	38,600
Client list (5-year life)			38,600	38,600
Southern Kern Veterinary Clinic [Member] | Trademarks and Trade Names [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			57,800	57,800
Tradename – trademarks (5-year life)			57,800	57,800
Client list (5-year life)			57,800	57,800
Bartow Animal Clinic [Member]
Consideration:
Acquisition costs included in general and administrative			14,960	14,960
Recognized amounts of identifiable assets acquired
Inventory			15,000	15,000
Buildings			230,000	230,000
Land			60,000	60,000
Furniture, fixtures & equipment			171,984	171,984
Goodwill			774,316	774,316
Total			1,405,000	1,405,000
Consideration:
Cash paid prior to the time of closing	$ 1,405,000			1,305,000
Notes Payable			100,000	100,000
Bartow Animal Clinic [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			90,000	90,000
Total identifiable net assets assumed			630,684	630,684
Tradename – trademarks (5-year life)			90,000	90,000
Client list (5-year life)			90,000	90,000
Bartow Animal Clinic [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			13,900	13,900
Tradename – trademarks (5-year life)			13,900	13,900
Client list (5-year life)			13,900	13,900
Bartow Animal Clinic [Member] | Trademarks and Trade Names [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			49,800	49,800
Tradename – trademarks (5-year life)			49,800	49,800
Client list (5-year life)			49,800	49,800
Dietz Family Pet Hospital [Member]
Consideration:
Acquisition costs included in general and administrative			20,193	20,193
Recognized amounts of identifiable assets acquired
Inventory			21,000	21,000
Furniture, fixtures & equipment			59,151	59,151
Goodwill			337,849	337,849
Total			500,000	500,000
Consideration:
Cash paid prior to the time of closing				450,000
Notes Payable			50,000	50,000
Dietz Family Pet Hospital [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			32,000	32,000
Total identifiable net assets assumed			162,151	162,151
Tradename – trademarks (5-year life)			32,000	32,000
Client list (5-year life)			32,000	32,000
Dietz Family Pet Hospital [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			12,200	12,200
Tradename – trademarks (5-year life)			12,200	12,200
Client list (5-year life)			12,200	12,200
Dietz Family Pet Hospital [Member] | Trademarks and Trade Names [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			37,800	37,800
Tradename – trademarks (5-year life)			37,800	37,800
Client list (5-year life)			37,800	37,800
Aberdeen Veterinary Clinic [Member]
Consideration:
Acquisition costs included in general and administrative			17,762	17,762
Recognized amounts of identifiable assets acquired
Inventory			20,000	20,000
Furniture, fixtures & equipment			145,982	145,982
Goodwill			355,401	355,401
Total			574,683	574,683
Consideration:
Cash paid prior to the time of closing				524,683
Convertible Notes Payable			50,000	50,000
Aberdeen Veterinary Clinic [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			25,000	25,000
Total identifiable net assets assumed			219,282	219,282
Tradename – trademarks (5-year life)			25,000	25,000
Client list (5-year life)			25,000	25,000
Aberdeen Veterinary Clinic [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			9,700	9,700
Tradename – trademarks (5-year life)			9,700	9,700
Client list (5-year life)			9,700	9,700
Aberdeen Veterinary Clinic [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			18,600	18,600
Tradename – trademarks (5-year life)			18,600	18,600
Client list (5-year life)			18,600	18,600
All Breed Pet Care [Member]
Consideration:
Acquisition costs included in general and administrative			15,000	15,000
Recognized amounts of identifiable assets acquired
Inventory			45,000	45,000
Buildings			1,045,000	1,045,000
Land			155,000	155,000
Furniture, fixtures & equipment			170,013	170,013
Goodwill			445,587	445,587
Total			2,152,000	2,152,000
Consideration:
Cash paid prior to the time of closing				2,077,000
Convertible Notes Payable			75,000	75,000
All Breed Pet Care [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			196,000	196,000
Total identifiable net assets assumed			1,706,413	1,706,413
Tradename – trademarks (5-year life)			196,000	196,000
Client list (5-year life)			196,000	196,000
All Breed Pet Care [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			31,800	31,800
Tradename – trademarks (5-year life)			31,800	31,800
Client list (5-year life)			31,800	31,800
All Breed Pet Care [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			63,600	63,600
Tradename – trademarks (5-year life)			63,600	63,600
Client list (5-year life)			63,600	63,600
Pony Express [Member]
Consideration:
Acquisition costs included in general and administrative			6,077	6,077
Recognized amounts of identifiable assets acquired
Inventory			44,000	44,000
Buildings			234,221	234,221
Land			265,779	265,779
Furniture, fixtures & equipment			253,072	253,072
Goodwill			1,348,280	1,348,280
Total			3,108,652	3,108,652
Consideration:
Cash paid prior to the time of closing				2,908,652
Convertible Notes Payable			200,000	200,000
Pony Express [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			556,000	556,000
Total identifiable net assets assumed			1,760,372	1,760,372
Tradename – trademarks (5-year life)			556,000	556,000
Client list (5-year life)			556,000	556,000
Pony Express [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			120,400	120,400
Tradename – trademarks (5-year life)			120,400	120,400
Client list (5-year life)			120,400	120,400
Pony Express [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			276,900	276,900
Tradename – trademarks (5-year life)			276,900	276,900
Client list (5-year life)			276,900	276,900
Williamsburg [Member]
Consideration:
Acquisition costs included in general and administrative			19,196	19,196
Recognized amounts of identifiable assets acquired
Inventory			61,196	61,196
Buildings
Land
Furniture, fixtures & equipment			28,202	28,202
Goodwill			434,802	434,802
Total			850,000	850,000
Consideration:
Cash paid prior to the time of closing				750,000
Convertible Notes Payable			100,000	100,000
Williamsburg [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			190,000	190,000
Total identifiable net assets assumed			415,198	415,198
Tradename – trademarks (5-year life)			190,000	190,000
Client list (5-year life)			190,000	190,000
Williamsburg [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			56,300	56,300
Tradename – trademarks (5-year life)			56,300	56,300
Client list (5-year life)			56,300	56,300
Williamsburg [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)			79,500	79,500
Tradename – trademarks (5-year life)			79,500	79,500
Client list (5-year life)			$ 79,500	79,500
Old 41 [Member]
Consideration:
Acquisition costs included in general and administrative				12,820
Recognized amounts of identifiable assets acquired
Inventory				15,804
Buildings				570,000
Land				300,000
Furniture, fixtures & equipment				103,239
Goodwill				369,657
Total				1,465,000
Consideration:
Cash paid prior to the time of closing				1,415,000
Convertible Notes Payable				50,000
Old 41 [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)				44,000
Total identifiable net assets assumed				1,095,343
Tradename – trademarks (5-year life)				44,000
Client list (5-year life)				44,000
Old 41 [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)				17,400
Tradename – trademarks (5-year life)				17,400
Client list (5-year life)				17,400
Old 41 [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Non-compete agreement (2-year life)				44,900
Tradename – trademarks (5-year life)				44,900
Client list (5-year life)				$ 44,900